COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 5,822
2019	4,552
2020	2,093
2021	626
2022 and thereafter	528
Operating Leases, Future Minimum Payments Due	$ 13,621